Borrowings and financial liabilities - Valuation of the derivative instrument (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) € / shares shares	Nov. 19, 2021 EUR (€) € / shares shares
Disclosure of financial liabilities [line items]
Share price	€ 0.64
Conversion price per share	€ 648
Fair value of the derivative instruments (in thousands of ) (C = A - B) | €	€ 819
Convertible Notes to Kreos, 2021
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes	2,250,000	2,250,000
Number of shares issuable upon conversion | shares	2,250,000,000	2,250,000
Share price	€ 0.494	€ 0.451
Conversion price per share	€ 0.648	€ 0.648
Fair value of the derivative instruments (in thousands of ) (C = A - B) | €	€ 916	€ 819
Change in fair value of the derivative instruments (in thousands of ) | €	€ 97
Convertible Notes to Kreos, 2021 | Volatility
Disclosure of financial liabilities [line items]
Input to valuation	85	85
Convertible Notes to Kreos, 2021 | Credit spread
Disclosure of financial liabilities [line items]
Input to valuation	10	10